Commitment and Contingencies (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 12, 2026	Apr. 17, 2026	Mar. 05, 2025	Apr. 28, 2025	Mar. 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Sep. 30, 2025	Mar. 18, 2026	Mar. 11, 2026	Feb. 20, 2026	Feb. 17, 2026	Jan. 09, 2026	Sep. 24, 2025	Sep. 11, 2025	Jul. 25, 2025	May 22, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Advances on Inventory Purchases					$ 50,000,000	$ 50,000,000		$ 50,000,000
Structuring Fee Amount					$ 30,000	$ 30,000		$ 30,000
Common Stock, Shares, Issued					20,347,137	20,347,137		14,521,094								200,000		11,000,000
Payable, Common Stock Redeemed					$ 250,000	$ 250,000		$ 250,000
Deferred Costs, Noncurrent					1,350,000	1,350,000		1,350,000
Sale of Stock, Consideration Received Per Transaction						$ 9,455		$ 9,455
Number of shares to be issued	513,752		264,112	9,735,888		9,735,888		9,735,888
Shares, Issued								35,000									280,534
Accrued Sales Commission																	$ 50,000
Prepaid Taxes														$ 50,000
Additional Prepaid Advance Fee														$ 50,000
Consulting fees					350,000	$ 350,000
Debt Related Commitment Fees and Debt Issuance Costs								$ 140,000
Additional principal amount															$ 2,000,000
Shares issued						233,678	1,333,333
Total proceeds					$ 1,760,672	$ 780,462
Repayment		$ 210,000
Consisting						600,000
Cash component						250,000
Equity component value						$ 350,000
Issuance of shares					35,000	35,000
Share price					$ 10.00	$ 10.00		$ 10.00
Paid agreement to company						$ 250,000
Paid agreement to company						350,000
Monthly fee										$ 50,000
First installment					$ 68,000	68,000
Total contract												$ 10,000,000
Deferred revenue					$ 350,000	$ 350,000
Ordinary shares authorized											30,000
Ordinary shares value											$ 2,500,000
Aggregate principal amount											$ 5,000,000		$ 354,200
Annual base salary									$ 150,000
Shares purchased									2,000,000
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued					200,000	200,000		200,000
Commitments contingencies					$ 500,000	$ 500,000		$ 500,000
Sale of Stock, Consideration Received Per Transaction						$ 470,000		$ 470,000
Number of shares to be issued						200,000		200,000
Crypto Assets [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, Issued					250,000	250,000		250,000